Note 44 Balances of consolidated income statement arising from transactions with entities of the group (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit and loss related party transactions [Line Items]
Interest and other income related party transactions	€ 10	€ 9
Fee And Commission Income Related Party Transactions	3	4
Fee And Commission Expense Related Party Transactions	€ 18	€ 12